Accrued Expenses and Other Payables (Tables)	6 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables	Accrued expenses and other payables consisted of the following:
	June 30,	December 31,
	2024	2023
Salary and welfare payable	$131,851	$125,426
VAT and other taxes payables	42,157	56,110
Interest payable	21,796	44,597
Deferred revenue	203,018	178,135
Other accrued expenses	21,686	90,764
Total	$420,508	$495,032